Related Party Transactions (Details)						3 Months Ended		9 Months Ended
	Jun. 13, 2024 USD ($) m²	Jun. 13, 2024 ILS (₪) m²	Mar. 31, 2024 USD ($)	Dec. 25, 2023 USD ($) m²	Dec. 25, 2023 ILS (₪) m²	Jul. 31, 2024 USD ($)	Jul. 31, 2023 USD ($)	Jul. 31, 2024 USD ($)	Jul. 31, 2023 USD ($)	Oct. 31, 2023 USD ($)
Related Party Transactions [Line Items]
Percentage of joint venture rights								50.00%
Research and development expenses						$ 345,883	$ 263,954	$ 896,317	$ 1,169,156
Owed to the company						108,597		$ 108,597		$ 136,002
Space for office (in Square Meters) | m²	193	193		120	120
Rent expense	$ 3,400	₪ 12,500		$ 6,500	₪ 23,300
Borrowing rate	10.00%	10.00%		10.00%	10.00%
Termination fees			$ 13,000
Fees to broker			$ 3,000
SciSparc Ltd [Member]
Related Party Transactions [Line Items]
Percentage of joint venture rights								50.00%
Research and development expenses						4,080	$ 126,661	$ 26,888	$ 126,661
Owed to the company						$ 108,597		$ 108,597		$ 136,002
Space for office (in Square Meters) | m²	386	386		240	240